Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Rent expense, gross	$ 20,812	$ 18,166	$ 20,123
Sublease income	(477)	(5)	(213)
Rent expense, net	$ 20,335	$ 18,161	$ 19,910